Equity and Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Schedule of Capital Stock	Capital stock was as follows:

	As of December 31, 2012 and September 30, 2013
	Authorized	Issued	Outstanding
Common stock, $0.01 par value	100	100	100

Net Proceeds from Transaction	The net proceeds from this transaction were recorded as follows (in thousands):

Series D preferred stock	$1
Additional paid-in capital	43,279
Warrant liability	1,788

Series D preferred stock	$45,068

Schedule of Stock-Based Compensation Expense

Stock-based compensation expense in connection with stock awards is presented by entity as follows (in thousands):

	Successor	Predecessor	Successor	Predecessor
	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2013	2012	2013	2012
Vivint	$643	$112	$1,317	$379
2GIG	—	37	—	111

Total stock-based compensation	$643	$149	$1,317	$490

Stock-based compensation expense in connection with stock options for the Successor Period, Predecessor Period and the years ended December 31, 2011 and 2010 is presented by entity as follows (in thousands):

	Successor	Predecessor
	Period from November 17 through December 31, 2012	Period from January 1 through November 16, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
APX	$—	$1,780	$498	$551
2GIG	—	436	261	—
Solar	—	155	21	—

Total stock-based compensation	$—	$2,371	$780	$551

Summary of Option Activity

A summary of option activity under the Plan and changes during the Predecessor Period ended November 16, 2012 is presented below:

	Shares Subject to Outstanding Options	Weighted Average Exercise Price per Share
Outstanding, January 1, 2012	1,386	$3,136
Granted	470	4,664
Forfeited	(343)	4,026
Exercised	(1,513)	3,409

Outstanding, November 16, 2012	—	—

Unvested shares expected to vest after November 16, 2012	—	—

Successor [Member]
Schedule of Capital Stock	Capital stock is as follows:

	As of December 31, 2012
	Authorized	Issued	Outstanding
Common stock	100	100	100

Predecessor [Member]
Schedule of Capital Stock

Capital stock was as follows:

	As of December 31, 2011
	Authorized	Issued	Outstanding
Series A preferred stock	25,563	25,000	25,000
Series C preferred stock	10,225	—	—
Series D preferred stock	50,000	45,259	45,259
Series A common stock	25,563	25,000	25,000
Series B common stock	25,563	25,000	25,000
Series D common stock	1,550	—	—